Debt - Schedule of Related party debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Related party debt [Line Items]
Beginning balance	$ 10,058	$ 31,655
Interest and accretion	2,158	2,727
Payment of loan	(10,170)	(22,000)
Ending balance	9,109	10,058
Current	6,332	10,058
Non-current	2,777
Related Party Promissory Note [Member]
Schedule of Related party debt [Line Items]
Beginning balance	5,523	4,124
Advances
Interest and accretion	669	1,163
Amortization of deferred charges	84	236
Gain in loan modification	(322)
Payment of loan	(5,000)
Interest expense on borrowings	(954)
Amortization of transaction costs
Ending balance		5,523
Current
Non-current
Related Party Loans [Member]
Schedule of Related party debt [Line Items]
Beginning balance	16,500
Advances		16,500
Interest and accretion	586
Amortization of deferred charges
Gain in loan modification
Payment of loan
Interest expense on borrowings
Amortization of transaction costs	(31)
Ending balance	17,055	16,500
Current	17,055
Non-current	0
Total third-party debt [Member]
Schedule of Related party debt [Line Items]
Beginning balance	22,023	4,124
Advances		16,500
Interest and accretion	1,255	1,163
Amortization of deferred charges	84	236
Gain in loan modification	(322)
Payment of loan	(5,000)
Interest expense on borrowings	(954)
Amortization of transaction costs	(31)
Ending balance	17,055	$ 22,023
Current	17,055
Non-current	$ 0